Dividends - Summary of Dividends to Shareholders (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Dividends [Abstract]
Cash dividends to shareholders	£ 2,564	£ 2,444	£ 2,247